                                        Registration Nos. 33-35190 and 811-6114

     As filed with the Securities and Exchange Commission on September 25, 2000


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  -------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]
         Post-Effective Amendment No. 22                                  [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
         ACT OF 1940                                                      [X]
         Amendment No.  20

                                 --------------

                           AMERICAN PERFORMANCE FUNDS
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)
                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of Principal Executive Offices)
               Registrant's Telephone Number, including Area Code:
                                  800-762-7085
                                  ------------

                        Jeffrey Shiverdecker, Treasurer
                           American Performance Funds
                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                          COPIES OF COMMUNICATIONS TO:
                           Martin E. Lybecker, Esquire
                                  Ropes & Gray
                              One Franklin Square
                   1301 K Street, N.W., Washington, D.C. 20005


APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:  CONTINUOUS
---------------------------------------------------------

It is proposed that this filing become effective (check appropriate box)

          [   ] Immediately upon filing pursuant to paragraph (b)
          [   ] On (date) pursuant to paragraph (b)
          [   ] 60 days after filing pursuant to paragraph (a)(1)

          [   ] On (date) pursuant to paragraph (a)(1)

          [ X ] 75 days after filing pursuant to paragraph (a)(2)
          [   ] on (date) pursuant to paragraph (a)(2) of Rule 485
          [   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


-----------------------------------------------------------------------------
 TITLE OF SECURITIES BEING REGISTERED:  SHARES OF BENEFICIAL INTEREST
---------------------------------------------------------------------

                                   FLAG LOGO

                           AMERICAN PERFORMANCE FUNDS

                                         Prospectus
                                                     , 2000

                                         Institutional U.S. Treasury Fund
                                         Institutional Cash Management Fund

               APPLE BUSHEL ARTWORK

                                         THE SECURITIES AND EXCHANGE COMMISSION
                                         HAS NOT APPROVED OR DISAPPROVED OF
                                         THESE SECURITIES OR DETERMINED WHETHER
                                         THIS PROSPECTUS IS ACCURATE OR
                                         COMPLETE. ANY REPRESENTATION TO THE

                                         CONTRARY IS UNLAWFUL.

APPLE LOGO

HOW TO READ THIS PROSPECTUS

This prospectus is arranged into
different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.

If you would like more detailed
information about each Fund, please see
the Fund Summaries.

TABLE OF CONTENTS
INTRODUCTION                                   1
FUND SUMMARIES                                 2
    Institutional U.S. Treasury Fund           2
    Institutional Cash Management Fund         5

If you would like more information about the following topics, please see:

YOUR ACCOUNT                                   8
    Opening an Account and Buying Shares       8
    Selling Shares                             9
    Exchanging Shares                         12
    Transaction Policies                      12
    Dividends and Capital Gains               12
    Taxes                                     12
INVESTMENT MANAGEMENT                         15
INVESTMENT PRACTICES AND RISKS                16
GLOSSARY OF INVESTMENT TERMS                  25

To obtain more information about the
American Performance Funds please refer
to the back cover of the prospectus.

         , 2000

APPLE LOGO

    PROSPECTUS

                                   FLAG LOGO

                           AMERICAN PERFORMANCE FUNDS

Introduction

                                Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

                                The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

                                LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY.

                                Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

                                The portfolio manager invests each Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the bond and stock markets, economy and companies, and his method of investment selection, may cause a Fund to underperform other funds with similar objectives.

    PROSPECTUS

                                   FLAG LOGO

                           AMERICAN PERFORMANCE FUNDS

Fund Summaries
 INSTITUTIONAL MONEY MARKET FUNDS

                                Institutional U.S. Treasury Fund
                                ------------------------------------------------

APPLE LOGO
MATURITY:
A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

INVESTMENT GOAL

Current income with liquidity and stability of principal by investing in U.S. Treasury obligations and repurchase agreements.

PRINCIPAL INVESTMENT STRATEGY

The Institutional U.S. Treasury Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term obligations backed by the full faith and credit of the U.S. government, all of which may be subject to repurchase agreements. The Fund normally invests at least 65% of its assets in U.S. Treasury obligations, some of which may be subject to repurchase agreements. The Fund currently maintains an average weighted portfolio maturity of 60 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:

- INTEREST RATE RISK -- Interest rate risk involves the possibility that the Fund's yield will decrease due to a decline in interest rates.

- NET ASSET VALUE RISK -- The risk that the Fund will be unable to meet its goal of a constant $1 per share.

For more information about these risks please refer to the section titled "Investment Practices and Risks."

    PROSPECTUS

APPLE LOGO

YIELD:

ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

This section would normally include a bar chart and the performance table showing how the fund has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and performance table are not shown.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

    PROSPECTUS

ADDITIONAL
INFORMATION

DIVIDENDS
AND CAPITAL GAINS
Dividends are paid monthly; capital gains, if any, are paid annually.

INVESTMENT ADVISER
Bank of Oklahoma, N.A.
Tulsa, OK

INCEPTION DATE
           , 2000

SUITABLE FOR IRAS
No

MINIMUM INITIAL
INVESTMENT
$5,000,000

AMERICAN PERFORMANCE
FUND NUMBER

CUSIP NUMBER

TICKER SYMBOL

FEES AND EXPENSES
---------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in the Fund.

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)           0%
Maximum Deferred Sales Charge (Load)          0%
(as a percentage of net asset value)
------------------------------------------------
Annual Fund Operating Expenses
This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees                   0.15%
Distribution/Service (12b-1) Fees          0.00%
Other Expenses(1)                          0.32%
TOTAL ANNUAL FUND OPERATING EXPENSES       0.47%
Fee Waiver(2)                              0.22%
Net Annual Fund Operating Expenses         0.25%
------------------------------------------------
(1) Other expenses are based on estimated amounts for the current fiscal year.

(2) For the period through December 31, 2001,
    the Adviser expects to waive its investment
    advisory fee by 0.05%, the Administrator
    expects to waive its administration fee by
    0.14%, and the Custodian expects to waive
    its custody fee by 0.03%.
------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:

         1 Year              3 Years
---------------------------------------
          $26                  $129

    PROSPECTUS

                                Institutional Cash Management Fund
                                ------------------------------------------------

APPLE LOGO

MATURITY:
A PORTFOLIO'S LEVEL OF INTEREST RATE EXPOSURE IS COMMONLY INDICATED BY THE TERM MATURITY. GENERALLY SPEAKING, THE LONGER A PORTFOLIO'S MATURITY, THE GREATER ITS LEVEL OF INTEREST RATE EXPOSURE.

INVESTMENT GOAL

Current income with liquidity and stability of principal by investing in high-quality, short-term debt instruments.

PRINCIPAL INVESTMENT STRATEGY

The Institutional Cash Management Fund seeks current income with liquidity and stability of principal by investing in money market instruments which present minimal credit risks. The Fund invests primarily in high-quality instruments including obligations issued by the U.S. government or its agencies or instrumentalities, commercial paper, medium-term notes, certificates of deposit, time deposits, bankers' acceptances and repurchase agreements. These obligations may be variable or floating rate instruments or variable amount master demand notes. To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities or determined by the Fund's Adviser to be of comparable quality. The Fund maintains an average weighted portfolio maturity of 35 to 75 days.

The Fund may, from time to time, concentrate its investments in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:

- CREDIT RISK -- Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its securities. Because the Fund will only invest in securities believed to

    PROSPECTUS

APPLE LOGO

YIELD:
ALL MUTUAL FUNDS MUST USE THE SAME FORMULAS TO CALCULATE YIELD AND EFFECTIVE YIELD. THE FUND TYPICALLY ADVERTISES PERFORMANCE IN TERMS OF A 7-DAY YIELD AND 7-DAY EFFECTIVE YIELD AND MAY ADVERTISE TOTAL RETURN. THE 7-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. THE 7-DAY EFFECTIVE YIELD WILL BE SLIGHTLY HIGHER THAN THE YIELD BECAUSE OF THE COMPOUNDING EFFECT OF THE ASSUMED REINVESTMENT. CURRENT YIELDS AND EFFECTIVE YIELDS FLUCTUATE DAILY AND WILL VARY DUE TO FACTORS SUCH AS INTEREST RATES AND THE QUALITY, LENGTH OF MATURITIES, AND TYPE OF INVESTMENTS IN THE PORTFOLIO.

pose minimal credit risk, it is unlikely that losses due to credit risk will cause a decline in the value of your investment. However, even if not severe enough to cause such a decline in principal value, credit losses could reduce the Fund's yield. In general, lower-rated securities have higher credit risks.

- INTEREST RATE RISK -- Interest rate risk involves the possibility that the Fund's yield will decrease due to a decline in interest rates.

- NET ASSET VALUE RISK -- The risk that the Fund will be unable to meet its goal of a constant $1 per share.

For more information about these risks please refer to the section titled "Investment Practices and Risks."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BANK OF OKLAHOMA, N.A., ITS AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

This section would normally include a bar chart and the performance table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and performance table are not shown.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

    PROSPECTUS

                                ADDITIONAL
                                INFORMATION

                                DIVIDENDS
                                AND CAPITAL GAINS
                                Dividends are paid monthly; capital gains, if any, are paid annually.

                                INVESTMENT ADVISER
                                Bank of Oklahoma, N.A.
                                Tulsa, OK

                                INCEPTION DATE
                                           , 2000

                                SUITABLE FOR IRAS
                                No

                                MINIMUM INITIAL
                                INVESTMENT
                                $5,000,000

                                AMERICAN PERFORMANCE
                                FUND NUMBER

                                CUSIP NUMBER

                                TICKER SYMBOL

FEES AND EXPENSES
---------------------------------------------------
Shareholder Fees
This table describes the shareholder fees that you pay if you purchase or sell Fund shares. You would pay these fees directly from your investment in the Fund.

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)           0%
Maximum Deferred Sales Charge (Load)          0%
(as a percentage of net asset value)
------------------------------------------------
Annual Fund Operating Expenses

This table describes the Fund's expenses that you pay indirectly if you hold Fund shares.

Investment Advisory Fees                   0.15%
Distribution/Service (12b-1) Fees          0.00%
Other Expenses(1)                          0.32%
TOTAL ANNUAL FUND OPERATING EXPENSES       0.47%
Fee Waiver(2)                              0.22%
Net Annual Fund Operating Expenses         0.25%
------------------------------------------------
(1) Other expenses are based on estimated amounts for the current fiscal year.

(2) For the period through December 31, 2001,
    the Adviser expects to waive its investment
    advisory fee by 0.05%, the Administrator
    expects to waive its administration fee by
    0.14%, and the Custodian expects to waive
    its custody fee by 0.03%.
------------------------------------------------
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing
$10,000 in the Fund would be:

         1 Year              3 Years
---------------------------------------
          $26                  $129

    PROSPECTUS

                                   FLAG LOGO

                           AMERICAN PERFORMANCE FUNDS

Your Account

The Institutional Funds are offered as a cash sweep vehicle and require a minimum initial investment of $5 million and are offered to customers for whom Bank of Oklahoma acts in a fiduciary, advisory, custodial agency or similar capacity and to fiduciary customers of other financial institutions approved by the Distributor.

                                OPENING AN ACCOUNT AND BUYING SHARES

                                1.Read this prospectus carefully.

                                2.Determine how much you want to invest. The
                                  minimum investment for an American Performance Institutional Funds is as follows:

                                  - INITIAL PURCHASE: $5,000,000 for each Fund

                                  - ADDITIONAL PURCHASES: $0 for each Fund

                                   A Fund may waive its minimum purchase
                                   requirements.

                                   All purchases made by check should be in U.S. dollars. third party checks, credit card checks or cash will not be accepted.

                                3.Complete the appropriate parts of the Account
                                  Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800) 762-7085.

                                4.You may purchase shares of an Institutional
                                  Money Market Fund by following the procedures established by the Distributor in connection with requirements of qualified accounts maintained by Bank of Oklahoma or other financial institutions approved by the Distributor. These procedures may include sweep arrangements where an account is "swept" automatically no less frequently than weekly into an Institutional Money Market Fund.

    PROSPECTUS

SELLING SHARES

TO SELL SOME OR ALL OF YOUR SHARES
By Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.
                                            - Include the account owner
                                              signature(s).
                                            - Mail the materials to the Funds'
                                              Custodian at Bank of Oklahoma, N.A.,
                                              Attention: American Performance Funds,
                                              Department 12, Tulsa, Oklahoma, 74182.
                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------
By Overnight Mail
- Accounts of any type.                     - Write a letter of instruction
                                              indicating the fund name, your account
- Sales of any amount.                        number, the name(s) in which the
                                              account is registered and the dollar
                                              value or number of shares you wish to
                                              sell.
                                            - Include the account owner
                                              signature(s).
                                            - Mail the materials to American
                                              Performance Funds, c/o BISYS Fund
                                              Services, Attn: T.A. Operations, 3435
                                              Stelzer Road, Columbus, Ohio
                                              43219-3035.
                                            - A check will be mailed to the name(s)
                                              and address in which the account is
                                              registered, or otherwise according to
                                              your letter of instruction.
------------------------------------------------------------------------------------

    PROSPECTUS

YOUR ACCOUNT

TO SELL SOME OR ALL OF YOUR SHARES
------------------------------------------------------------------------------------
By Phone
- Accounts of any type.                     - Call (800) 762-7085 with instructions
                                              as to how you wish to receive your
- Sales of any amount.                        funds (mail, wire, electronic
                                              transfer).
------------------------------------------------------------------------------------
By Wire
- Accounts of any type which have elected   - Call (800) 762-7085 to request a wire
  the wire option on the Account              transfer.
  Registration Form.
                                            - If you call by 4 p.m. Eastern time,
- Sales of any amount.                        your payment will normally be wired to
                                              your bank on the next business day.
                                            - The Fund may charge a wire fee.
                                            - Your bank may charge a fee to wire
                                              funds.
------------------------------------------------------------------------------------
By Electronic Funds Transfer
- Accounts of any type.                     - Call (800) 762-7085 to request an
                                              electronic funds transfer.
- Sales of any amount.
                                            - If you call by 4 p.m. Eastern time,
- Shareholders with accounts at a U.S.        the NAV of your shares will normally
  bank which participates in the Automated    be determined on the same day and the
  Clearing House.                             proceeds will be created within 8
                                              days.
                                            - Your bank may charge a fee to
                                              electronically transfer funds.
------------------------------------------------------------------------------------

Selling Shares in Writing. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee unless:

- the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

- the redemption proceeds are being wired according to bank instructions currently on your account.

You should be able to obtain your signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a signature guarantee.

    PROSPECTUS

Receiving Your Money. Normally, payment of your redemption proceeds will be made as promptly as possible and, in any event, within seven calendar days after the redemption order is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. In these circumstances, the redemption request will be rejected by the Fund. Once a Fund has received good payment for the shares a shareholder may submit another request for redemption. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at net asset value if your account balance in any Fund drops below $500. Before any Fund exercises its right to redeem your shares you will be given at least 60 days written notice to give you time to add to your account and avoid selling your shares.

Refusal of Redemption Request. The Funds may postpone payment for shares at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under "Selling Your Shares" in this section.

Redemption In Kind. The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Undeliverable Redemption Checks. For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

    PROSPECTUS

                                       12
YOUR ACCOUNT

EXCHANGING SHARES

How to Exchange Your Shares. Shares of any Institutional Fund may be exchanged without payment of a sales charge for shares of any other Institutional Fund. The exchange will be made on the basis of the relative net asset values of the shares exchanged. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days' notice to shareholders.

A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219. Any shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

TRANSACTION POLICIES
Valuation of Shares. The net asset value per share of a Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.

- The net asset value of each of the Institutional Money Market Funds is determined on each business day as of 12:00 (noon) Eastern time and as of the close of regular trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day in which the NYSE is open for trading, and the Federal Reserve Bank of Kansas City is open.

- The assets in each Institutional Money Market Fund are valued based upon the amortized cost method. For further information about valuation of investments, see the Statement of Additional Information.

- The net asset value of each of the Institutional Money Market Funds is expected to remain at a constant $1.00 per share, although there is no assurance that this will be maintained.

Buy and Sell Prices. When you buy shares, you pay the net asset value next determined after your order is received. When you sell shares, you receive the net asset value next determined after your order is received.

DIVIDENDS AND CAPITAL GAINS
As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Institutional Money Market Funds declare dividends daily and pay income dividends monthly. The Funds distribute capital gains they have realized, if any, at least once a year.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional shares of your Fund(s) unless you notify our Distributor

    PROSPECTUS
that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

                           American Performance Funds
                            c/o BISYS Fund Services
                               3435 Stelzer Road
                              Columbus, Ohio 43219

Your request will become effective for distributions having record dates after our Distributor receives your request. Note that the Internal Revenue Service treats dividends paid in additional Fund shares the same as it treats dividends paid in cash.

TAXES
Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

- Important Note: If you have not done so already, be sure to provide us with your correct taxpayer identification number OR certify that it is correct. Unless we have that information, the Funds may be required by law to withhold 31% of the taxable distributions you would otherwise be entitled to receive from your Fund investments as well as any proceeds you would normally receive from selling Fund shares.

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in our Statement of Additional Information.

- Taxes on Fund Distributions. You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it (for example, if such income or capital gains were included in the price you initially paid for your shares). Note that you will generally have to pay taxes on Fund distributions whether you received them in the form of cash or additional Fund shares. The Internal Revenue Service treats most mutual fund distributions as ordinary income. One exception is gains from the sale of assets held by a Fund for more than one year, which, for an individual shareholder are typically taxed at a lower rate than ordinary income regardless of how long such shareholder has held Fund shares.

    PROSPECTUS

                                       14
YOUR ACCOUNT

- State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on capital gains, if any, you realized from selling or exchanging Fund shares.

- Dividends and Short-Term Capital Gains. The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

- Funds Investing in Foreign Securities: If your Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, shareholders in these Funds will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt a fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.

The portfolio managers of the Funds do not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gains as by-products of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

THESE TAX CONSIDERATIONS MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION. MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

    PROSPECTUS

                                   FLAG LOGO

                           AMERICAN PERFORMANCE FUNDS

Investment Management

                                INVESTMENT ADVISER
                                Bank of Oklahoma, N.A. serves as the investment adviser to each of the Funds and, subject to the supervision of Board of Trustees of the American Performance Funds, is responsible for the day-to-day management of their investment portfolios.

                                As of                     , Bank of Oklahoma,
                                N.A. had $           in assets under management.
                                Bank of Oklahoma, N.A. is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Through Bank of Oklahoma, N.A. and its other subsidiaries, BOK Financial provides a full array of trust, commercial banking and retail banking. Its non-bank subsidiaries engage in various bank-related services, including mortgage banking and providing credit life, accident, and health insurance on certain loans originated by its subsidiaries.

    PROSPECTUS

                                   FLAG LOGO

                           AMERICAN PERFORMANCE FUNDS

Investment
Practices and Risks

INVESTMENT PRACTICES
The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a more comprehensive list of the securities and techniques used by the Funds, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk. Refer to the "Fund Summaries" section for a description of each Fund's principal investment strategy and risks.

                    FUND NAME                          FUND CODE
 , Institutional U.S. Treasury Fund                        1
 , Institutional Cash Management Fund                      2


INSTRUMENT                               FUND CODE          RISK TYPE
AMERICAN DEPOSITORY RECEIPTS                 2          , Market
(ADRS):                                                 , Political
ADRs are foreign shares of a                            , Foreign
company held by a U.S. bank that                          Investment
issues a receipt evidencing
ownership. Dividends are paid in
U.S. dollars.
-------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                     2          , Pre-payment
Securities secured by company                           , Credit
receivables, home equity loans,                         , Interest Rate
truck and auto loans, leases,                           , Regulatory
credit card receivables and other
securities backed by other types of
receivables or other assets.
-------------------------------------------------------------------------
BANKERS' ACCEPTANCES:                        2          , Credit
Bills of exchange or time drafts                        , Liquidity
drawn on and accepted by a                              , Interest Rate
commercial bank. Maturities are
generally six months or less.

    PROSPECTUS


INSTRUMENT                               FUND CODE          RISK TYPE
CALL AND PUT OPTIONS:                        2          , Credit
A call option gives the buyer the                       , Market
right to buy, and obligates the                         , Leverage
seller of the option to sell, a
security at a specified price. A
put option gives the buyer the
right to sell, and obligates the
seller of the option to buy a
security at a specified price. The
Funds will sell only covered call
and secured put options.
-------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT:                     2          , Credit
Negotiable instruments with a                           , Liquidity
stated maturity.                                        , Interest Rate
-------------------------------------------------------------------------
COMMERCIAL PAPER:                            2          , Credit
Secured and unsecured short-term                        , Liquidity
promissory notes issued by                              , Interest Rate
corporations and other entities                         , Foreign
including foreign entities.                               Investment
Maturities generally vary from a
few days to nine months.
-------------------------------------------------------------------------
ILLIQUID SECURITIES:                       1, 2         , Liquidity
Each Fund may invest up to 10% of                       , Market
its net assets in securities that
are illiquid. Illiquid securities
are those securities which cannot
be disposed of in the ordinary
course of business, seven days or
less, at approximately the value at
which the Fund has valued the
securities.
-------------------------------------------------------------------------
LOAN PARTICIPATION INTERESTS:                2          , Interest Rate
Loan participation interests are                        , Liquidity
interests in bank loans made to                         , Credit
corporations. In these arrangements
the bank transfers the cash stream
of the underlying bank loan to the
participating investor.

    PROSPECTUS

                                       18
INVESTMENT
PRACTICES AND RISKS


INSTRUMENT                               FUND CODE          RISK TYPE
MONEY MARKET INSTRUMENTS:                    2          , Interest Rate
Investment-grade, U.S.                                  , Credit
dollar-denominated debt securities
that have remaining maturities of
one year or less. These securities
may include U.S. government
obligations, commercial paper and
other short-term corporate
obligations, repurchase agreements
collateralized with U.S. government
securities, certificates of
deposit, bankers' acceptances, and
other financial institution
obligations. These securities may
carry fixed or variable interest
rates.
-------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES:                1, 2         , Pre-payment
Debt obligations secured by real                        , Credit
estate loans and pools of loans.                        , Interest Rate
These include collateralized                            , Regulatory
mortgage obligations and real
estate mortgage investment
conduits.
-------------------------------------------------------------------------
MUNICIPAL SECURITIES:                        2          , Credit
Securities issued by a state or                         , Political
political subdivision to obtain                         , Interest Rate
funds for various public purposes.                      , Regulatory
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS:                     1, 2         , Credit
The purchase of a security and the
simultaneous commitment to return
the security to the seller at an
agreed upon price on an agreed upon
date. This is treated as a loan by
a Fund.
-------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS:             1, 2         , Credit
The sale of a security and the                          , Leverage
simultaneous commitment to buy the
security back at an agreed upon
price on an agreed upon date. This
is treated as a borrowing by a
Fund.
-------------------------------------------------------------------------
RESTRICTED SECURITIES:                       2          , Liquidity
Securities not registered under the                     , Market
Securities Act of 1933, such as
privately placed commercial paper
and Rule 144A securities.

    PROSPECTUS


INSTRUMENT                               FUND CODE          RISK TYPE
SECURITIES LENDING:                        1, 2         , Leverage
The lending of up to 33 1/3% of a                       , Liquidity
Fund's total assets. In return the                      , Credit
Fund will receive cash, other
securities, and/or letters of
credit.
-------------------------------------------------------------------------
TIME DEPOSITS:                               2          , Liquidity
Non-negotiable receipts issued by a                     , Credit
bank in exchange for the deposit of                     , Interest Rate
funds.
-------------------------------------------------------------------------
TREASURY RECEIPTS:                         1, 2         , Interest Rate
Treasury receipts, Treasury
investment growth receipts, and
certificates of accrual of Treasury
securities.
-------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES:         1, 2         , Interest Rate
Securities issued by agencies and                       , Credit
instrumentalities of the U.S.
government. These include Ginnie
Mae, Fannie Mae, and Freddie Mac.
-------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS:                 1, 2         , Interest Rate
Bills, notes, bonds, separately
traded registered interest and
principal securities, and coupons
under bank entry safekeeping.
-------------------------------------------------------------------------
VARIABLE AND FLOATING RATE                   2          , Credit
INSTRUMENTS:                                            , Liquidity
Obligations with interest rates                         , Interest Rate
which are reset daily, weekly,
quarterly or some other period and
which may be payable to the Fund on
demand.
-------------------------------------------------------------------------
WHEN-ISSUED SECURITIES:                    1, 2         , Interest Rate
Contract to purchase securities at                      , Leverage
a fixed price for delivery at a                         , Liquidity
future date.                                            , Credit

   PROSPECTUS

                                       20
INVESTMENT
PRACTICES AND RISKS
INVESTMENT RISKS
Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "What are the main risks of investing in this Fund?" Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

, Credit Risk
  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

, Foreign Investment Risk
  The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

, Interest Rate Risk
  The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities.

   PROSPECTUS

, Leverage Risk
  The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

, Liquidity Risk
  The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

, Management Risk
  The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

, Market Risk
  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer,

   PROSPECTUS

                                       22
INVESTMENT
PRACTICES AND RISKS

  industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

, Political Risk
  The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

, Pre-Payment/Call Risk
  The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. Changes in pre-payment/call rates can result in greater price and yield volatility.

  Pre-payments/calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

, Regulatory Risk
  The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

    PROSPECTUS

                                   FLAG LOGO

                           AMERICAN PERFORMANCE FUNDS

Glossary of Investment Terms

DIVIDENDS
Payment to shareholders of income from interest or dividends generated by a fund's investments.

INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.

LIQUIDITY
The degree of a security's marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

MONEY MARKET FUND
A mutual fund that seeks to provide income, liquidity, and a stable share price by investing in very short-term, liquid investments.

MONEY MARKET INSTRUMENTS
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers' acceptances.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

OPERATING EXPENSES
The percentage of a fund's average net assets used to pay its expenses. Operating expenses include investment advisory fees, distribution/service (12b-1) fees, and administration fees.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

                                   FLAG LOGO

                           AMERICAN PERFORMANCE FUNDS

More Information
INVESTMENT ADVISER
Bank of Oklahoma, N.A.
Bank Oklahoma Tower
Tulsa, Oklahoma 74103

DISTRIBUTOR & ADMINISTRATOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio
43219-3035

LEGAL COUNSEL
Ropes & Gray
1301 K Street, N.W.
Suite 800 East
Washington, DC 20005
More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
                                More detailed information about the American
                                Performance Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

                                ANNUAL AND SEMI-ANNUAL REPORTS
                                These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the American Performance Funds' performance during the last year.

                                TO OBTAIN THE SAI, ANNUAL OR SEMI-ANNUAL
                                REPORTS, OR MORE INFORMATION:

                                BY TELEPHONE:
                                Call 1-800-762-7085

                                BY MAIL:
                                American Performance Funds
                                3435 Stelzer Road
                                Columbus, Ohio 43219-3035

                                BY INTERNET:
                                http://www.apfunds.com

                                FROM THE SEC:
                                You can also obtain the SAI, the Annual and Semi-Annual Reports, and other information about the American Performance Funds, from the SEC's web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.

                                American Performance Funds' Investment Company Act registration number is 811-6114.

                                AP312100

                       STATEMENT OF ADDITIONAL INFORMATION




                           AMERICAN PERFORMANCE FUNDS

              AMERICAN PERFORMANCE INSTITUTIONAL MONEY MARKET FUNDS



                                __________, 2000

This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses for the American Performance Institutional Money Market Funds dated ________, 2000. This Statement of Additional Information is incorporated in its entirety into that Prospectus. A copy of the Prospectus for the American Performance Funds (the "Funds") may be obtained by writing to the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning (800) 762-7085.


                                              TABLE OF CONTENTS
                                              -----------------

                                                                                                        Page
THE FUNDS..................................................................................................1

INVESTMENT OBJECTIVE AND POLICIES..........................................................................1
         ADDITIONAL INFORMATION ON FUND INSTRUMENTS........................................................3
                  Asset-Backed Securities..................................................................3
                  Bank Obligations.........................................................................3
                  Foreign Investments......................................................................4
                  Loan Participation.......................................................................4
                  Mortgage-Related Securities..............................................................5
                  Private Placement Investments............................................................6
                  Puts     ................................................................................7
                  Repurchase Agreements....................................................................8
                  Reverse Repurchase Agreements............................................................8
                  Securities Lending.......................................................................8
                  U.S. Government Obligations..............................................................9
                  Variable Amount and Floating Rate Notes..................................................9
                  When-Issued Securities..................................................................10

         INVESTMENT RESTRICTIONS..........................................................................11
         PORTFOLIO TURNOVER...............................................................................14
         ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS .................................................14

VALUATION.................................................................................................16

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION............................................................18

MANAGEMENT AND SERVICE PROVIDERS OF THE FUNDS.............................................................19
         TRUSTEES AND OFFICERS............................................................................19
         INVESTMENT ADVISER...............................................................................21
         DISTRIBUTION.....................................................................................24
         GLASS-STEAGALL ACT...............................................................................25
         PORTFOLIO TRANSACTIONS...........................................................................26
         ADMINISTRATOR....................................................................................29
         SUB-ADMINISTRATOR................................................................................30
         DISTRIBUTOR......................................................................................30
         CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT....................................................30
         AUDITORS.........................................................................................32
         LEGAL COUNSEL....................................................................................32

ADDITIONAL INFORMATION....................................................................................32


         DESCRIPTION OF SHARES............................................................................32
         SHAREHOLDER AND TRUSTEE LIABILITY................................................................33
         CALCULATION OF PERFORMANCE DATA   ...............................................................34
         PERFORMANCE COMPARISONS..........................................................................36
         MISCELLANEOUS....................................................................................38

FINANCIAL STATEMENTS......................................................................................41

APPENDIX .................................................................................................42

                                    THE FUNDS

         The American Performance Funds (the "Funds") is a diversified open-end management investment company. The Funds presently consist of twelve series of units of beneficial interest ("Shares"). This Statement of Additional Information relates to two of these Funds: the American Performance Institutional U.S. Treasury Fund (the "U.S. Treasury Fund") and the American Performance Institutional Cash Management Fund (the "Cash Management Fund"). The Trust's other ten Funds, which are offered through separate prospectuses and have a separate Statement of Additional Information, are:

         American Performance U.S. Treasury Fund (the "U.S. Treasury Fund") American Performance Cash Management Fund (the "Cash Management Fund") American Performance Bond Fund (the "Bond Fund")
         American Performance Intermediate Bond Fund (the "Intermediate Bond Fund")
         American Performance Intermediate Tax-Free Bond Fund (the "Intermediate Tax-Free Bond Fund")
         American Performance Short-Term Income Fund (the "Short-Term Income Fund")
         American Performance Equity Fund (the "Equity Fund")
         American Performance Balanced Fund (the "Balanced Fund")
         American Performance Growth Equity Fund (the "Growth Equity Fund") American Performance Small Cap Equity Fund ("Small Cap Equity Fund")

         The Institutional U.S. Treasury Fund and the Institutional Cash Management Fund are sometimes referred to as the "Institutional Money Market Funds," the U.S. Treasury Fund and the Cash Management Fund are sometimes referred to as the "Money Market Funds," the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, and the Short- Term Income Fund are sometimes referred to as the "Bond Funds," and the Equity Fund, the Balanced Fund, the Growth Equity Fund, and the Small Cap Equity Fund are sometimes referred to as the "Equity Funds." The information contained in this document expands upon subjects discussed in the Prospectuses for the Funds. An investment in a Fund should not be made without first reading that Fund's Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

         The following policies supplement each Fund's investment objective and policies as set forth in the respective Prospectus for that Fund.

ADDITIONAL INFORMATION ON THE FUNDS
-----------------------------------

         All securities or instruments in which either of the Institutional Money Market Funds invests are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). All instruments in which either of the Institutional Money Market Funds invests will have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable or floating rate obligations may bear longer maturities. The average dollar-weighted maturity of the securities in each of the Institutional Money Market Funds will not exceed 90 days. Obligations purchased by the Institutional Money Market Funds are limited to U.S. dollar- denominated obligations which the Board of Trustees has determined present minimal credit risks.

         The Institutional Cash Management Fund will invest only in issuers or instruments that at the time of purchase (1) have received the highest short-term rating by at least two nationally recognized statistical ratings organizations ("NRSROs") (e.g., "A-1" by Standard & Poor's Corporation ("S&P") and "Prime-1" by Moody's Investors Services, Inc. ("Moody's")); or (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Investment Adviser pursuant to guidelines approved by the Board of Trustees and subject to the ratification of the Board of Trustees. See the Appendix for definitions of the foregoing instruments and rating systems.

         The Fund may, from time to time, concentrate its investments in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks. Concentration in obligations issued by commercial banks and bank holding companies will involve a greater exposure to economic, business, political, or regulatory changes that are generally adverse to banks and bank holding companies. Such changes could include significant changes in interest rates, general declines in bank asset quality, including real estate loans, and the imposition of costly or otherwise burdensome government regulations or restrictions. The Fund will not purchase securities issued by Bank of Oklahoma, N.A. ("BOK" or "Adviser") or any of its affiliates.

         Obligations issued or guaranteed by U.S. government agencies or instrumentalities in which the Institutional Cash Management Fund may invest can vary significantly in terms of the credit risk involved. Obligations of certain agencies and instrumentalities of the U.S. government such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Institutional Cash Management Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser deems the credit risk with respect thereto to be minimal.

ADDITIONAL INFORMATION ON FUND INSTRUMENTS
------------------------------------------

         ASSET-BACKED SECURITIES
         -----------------------

         The Institutional Cash Management Fund may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization. The Fund will only purchase an asset-backed security if it is rated within the three highest ratings categories assigned by an NRSRO (E.G., at least "A" by S&P or Moody's). Asset-backed securities are generally considered to be illiquid.

         BANK OBLIGATIONS
         ----------------

         The Institutional Cash Management Fund may invest in obligations of the banking industry such as bankers' acceptances, commercial paper, loan participations, bearer deposit notes, promissory notes, floating or variable rate obligations, certificates of deposit, and demand and time deposits.

         BANKERS' ACCEPTANCES: Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Funds will invest in only those bankers' acceptances guaranteed by domestic and foreign banks having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

         CERTIFICATES OF DEPOSIT: Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. commercial banks which, at the time of purchase, have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase, in excess of the equivalent of $1 billion. The Funds may also invest in Eurodollar certificates of deposit which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States and Yankee certificates of deposit which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

         In addition, the Funds may invest in bearer deposit notes, which are negotiable time deposits with a specific maturity date issued by a bank, and time deposits, which are interest bearing non-negotiable deposits at a bank that have a specific maturity date.

         COMMERCIAL PAPER: Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of nine months or less and fixed rates of return.

         The Funds may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar-denominated commercial paper of a foreign issuer.

         FOREIGN INVESTMENTS
         -------------------

         The Institutional Cash Management Fund may, subject to its investment objectives, restrictions and policies, invest in certain obligations or securities of foreign issuers. Permissible investments may consist of obligations of foreign branches, agencies or subsidiaries of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, foreign securities and Europaper. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Special U.S. tax considerations may apply to a Fund's foreign investments.

         LOAN PARTICIPATION
         ------------------


         The Institutional Cash Management Fund may purchase certain loan participation interests. Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal, and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The Institutional Cash Management Fund intends to limit investments in loan participation interests to 5% of its total assets.

         MORTGAGE-RELATED SECURITIES
         ---------------------------

         Each of the Funds may, consistent with its investment objective, restrictions and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         Mortgage-related securities, for purposes of the Funds' Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect of mortgage- related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.


         There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stock-holders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         The Institutional U.S. Treasury Fund will invest only in mortgage-related securities backed by the full faith and credit of the U.S. government.

         The Institutional Cash Management Fund also may invest in collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. The Institutional Cash Management Fund will only invest in collateralized mortgage obligations which meet the quality requirements of Rule 2a-7 under the 1940 Act. Collateralized mortgage obligations will be purchased only if rated at the time of purchase in one of the three highest rating categories by an NRSRO or, if not rated, found by the Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality.

         PRIVATE PLACEMENT INVESTMENTS
         -----------------------------

         The Institutional Cash Management Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, and resold to qualified institutional buyers under Securities Act Rule 144A ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Funds who agree that they are purchasing the paper for investment and not with a view to public distribution.

Any resale by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) paper normally is resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Fund will not invest more than 10% of its net assets in Section 4(2) paper and illiquid securities unless the Adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approve by the Board of Trustees, that any Section 4(2) paper held by a Fund in excess of this level is at all times liquid.

         Because it is not possible to predict with assurance exactly how this market for Section 4(2) paper sold and offered under Rule 144A will develop, the Board of Trustees and the Adviser, pursuant to the guidelines approved by the Board of Trustees, will carefully monitor the Funds' investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) paper could have the effect of reducing a Fund's liquidity to the extent that qualified institutional buyers become for a time not interested in purchasing these restricted securities.

         PUTS
         ----

         The Institutional Cash Management Fund may acquire "puts" with respect to securities held in their portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Institutional Cash Management Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

         The amount payable to the Fund upon its exercise of a "put" on debt securities is normally (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by the Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund's assets at a rate of return more favorable than that of the underlying security or to limit the potential losses involved in a decline in an equity security's market value.

         The Fund intends to enter into puts only with dealers, banks, and broker-dealers which, in the Adviser's opinion, present minimal credit risks.

         REPURCHASE AGREEMENTS
         ---------------------

         Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from a financial institution such as a member bank of the Federal Deposit Insurance Corporation or a registered broker-dealer, which the Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Funds believes that, under the regular procedures normally in effect for custody of each Fund's securities subject to repurchase agreements and under applicable federal laws, a court of competent jurisdiction would rule in favor of a Fund if presented with the question. Securities subject to repurchase agreements will be held by each Fund's Custodian, Sub-Custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by an investment company under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS
         -----------------------------

         Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets, such as liquid high quality debt securities, consistent with the Fund's investment objective having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which such Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

         SECURITIES LENDING
         ------------------

         Each of the Funds may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily by the Fund's Adviser and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans will be subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities in loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Funds' Board of Trustees. Each Fund will limit securities loans to 33 1/3% of the value of its total assets.

         U.S. GOVERNMENT OBLIGATIONS
         ---------------------------

         The Institutional U.S. Treasury Fund invests exclusively in obligations issued or guaranteed by the U.S. government, some of which may be subject to repurchase agreements. The Institutional Cash Management Fund may invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government; others are supported by the right of the issuer to borrow from the government; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Institutional Cash Management Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

         VARIABLE AMOUNT AND FLOATING RATE NOTES
         ---------------------------------------

         Variable amount and floating rate notes: Commercial paper eligible for investment by the Institutional Cash Management Fund may include variable amount and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a fair market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Adviser or under guidelines established by the Funds' Board of Trustees to be of comparable quality, at the time of purchase, to rated instruments which are eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.

         Variable amount master demand notes in which the Institutional Cash Management Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary, and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Institutional Cash Management Fund and the issuer, they are not normally traded. Although there is no secondary market for the notes, the Institutional Cash Management Fund may demand payment of principal and accrued interest at any time. The period of time remaining until the principal amount actually can be recovered under a variable amount master demand note generally shall not exceed seven days. To the extent such maximum period were exceeded, the note in question would be considered illiquid. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Institutional Cash Management Fund will invest in variable amount master demand notes only where such notes are determined by its Adviser pursuant to guidelines established by the Funds' Board of Trustees to be of comparable quality to rated issuers or instruments eligible for investment by the Institutional Cash Management Fund. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average dollar-weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

         Variable or floating rate notes with stated maturities of more than one year may, based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities in accordance with such Rule.

         WHEN-ISSUED SECURITIES
         ----------------------

         Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund relies on the seller to consummate the trade and will generally not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase such securities, its Custodian will set aside cash or liquid high grade securities equal to the amount of the commitment in a separate account with the Custodian or a Sub-Custodian of the Fund. Failure of the seller to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Each Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceed 25% of the value of its assets, a Fund's liquidity and the ability of the Adviser to manage it might be severely affected. No Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

    INVESTMENT RESTRICTIONS
    -----------------------

         Unless otherwise specifically noted, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund.

         The Institutional Money Market Funds may not:

         1. Purchase securities on margin, sell securities short, or participate on a joint or joint and several basis in any securities trading account.

         2. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

         3. Purchase or sell commodities or commodity contracts.

         4. Purchase participation or other direct interests in oil, gas or mineral exploration or development programs or leases (although investments by the Institutional Cash Management Fund in marketable securities of companies engaged in such activities are not hereby precluded).

         5. Invest in any issuer for purposes of exercising control or management.

         6. Purchase or retain securities of any issuer if the officers or Trustees of the Funds or the officers or directors of its Adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

         7. Purchase or sell real estate, including limited partnership interests.

         8. Buy common stocks or voting securities, or state, municipal, or private activity bonds.

         9. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government (and, with respect to the Cash Management Fund, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, with respect to 75% of its portfolio, more than 5% of the value of each Fund's total assets would be invested in such issuer.*

         10. Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund's total assets at the time of its borrowing. Neither Fund will purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of the total assets of such Fund.

         11. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

         12. Enter into repurchase agreements with maturities in excess of seven days if such investment, together with other instruments in such Fund which are not readily marketable, exceeds 10% of such Fund's net assets.

         13. Invest in securities of other investment companies except as they may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets.

         In addition, the Institutional U.S. Treasury Fund may not:

--------

* In addition, although not a fundamental investment restriction (and therefore subject to change without a Shareholder vote), to the extent required by rules of the Securities and Exchange Commission the Institutional U.S. Treasury Fund and the Institutional Cash Management Fund each generally apply the above restriction with respect to 100% of their portfolios.

         1. Purchase securities other than U.S. Treasury bills, notes and other obligations backed by the full faith and credit of the U.S. government, some of which may be subject to repurchase agreements.

         2. Purchase any securities which would cause more than 25% of the value of each Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations issued by commercial banks and bank holding companies, repurchase agreements secured by bank instruments or obligations of the U.S. government or its agencies or instrumentalities and obligations issued by commercial banks and bank holding companies primarily engaged in the banking industry; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

         In addition, the Institutional Cash Management Fund may not:

         1. Write or sell puts, calls, straddles, spreads or combinations thereof except that the Institutional Cash Management Fund may acquire puts with respect to obligations in its portfolio and sell those puts in conjunction with a sale of those obligations.

         2. Acquire a put, if, immediately after such acquisition, over 5% of the total value of the Institutional Cash Management Fund's assets would be subject to puts from such issuer (except that the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and the investment restriction immediately below, a put will be considered to be from the party to whom the Institutional Cash Management Fund will look for payment of the exercise price.

         3. Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if immediately after that acquisition the value of the security or securities underlying that put, when aggregated with the value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total value of the Institutional Cash Management Fund's assets.

         4. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities, bank certificates of deposits, bankers' acceptances, and repurchase agreements secured by bank instruments (such bank certificates of deposits, bankers' acceptances, and repurchase agreements secured by bank instruments may be issued or guaranteed by U.S. banks and U.S. branches of foreign banks); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services.

         If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

    PORTFOLIO TURNOVER
    ------------------

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Thus, for regulatory purposes, the portfolio turnovers with respect to the Institutional Money Market Funds will be zero. Fund turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Funds to receive certain favorable tax treatments. Fund turnover will not be a limiting factor in making portfolio decisions. High turnover rates will generally result in higher transaction costs to a Fund and may result in additional tax consequences (including an increase in short-term capital gains which are generally taxed to individual shareholders at ordinary income tax rates) to a Fund's Shareholders.

    ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS
    -----------------------------------------------

         It is the policy of each of the Funds to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject.

         In order to qualify as a regulated investment company (a "RIC") under Subchapter M each Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and (2) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items, U.S. government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs) or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses. These requirements may limit the range of the Fund's investments. If a Fund qualifies as a RIC, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, that it distributes to shareholders, provided the Fund distributes during its taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. Each Fund intends to make sufficient distributions to Shareholders to meet this requirement.

         Distributions from a Fund (other than exempt-interest dividends, as discussed below) generally will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and short-term capital gains. Distributions of long-term capital gains will be taxable to shareholders as such, regardless of how long a shareholder has held shares of the Fund.

         Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

         The Code imposes a non-deductible 4% excise tax on RICs that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount at least equal to the sum of 98% of their "ordinary income" (as defined) for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from the prior year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. A dividend paid to Shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to Shareholders of record on a date in October, November or December of that preceding year. If distributions during a calendar year by a Fund did not meet the 98% threshold, that particular Fund would be subject to this 4% excise tax on the undistributed amounts. Each Fund generally intends to make distributions sufficient to avoid the imposition of this 4% excise tax.

         A Fund's transactions in futures contracts, options, and foreign currency denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules. These rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, convert long-term capital gains into short-term capital gains, or otherwise affect the character of the Fund's income. Consequently, the amount, timing, and character of distributions to Shareholders could be affected. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. Each Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Fund.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of each Fund. Further tax information regarding the Intermediate Tax-Free Bond Fund is included in the next section of this Statement of Additional Information. No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including the potential application of foreign, state and local taxes.

         The foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action, and such changes may be retroactive.

                                    VALUATION

         The Institutional Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premiums, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. The value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, the Institutional Money Market Funds will maintain a dollar- weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (securities subject to repurchase agreements and certain variable or floating rate instruments may bear longer maturities) nor maintain a dollar- weighted average portfolio maturity which exceeds 90 days. The Funds' Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per Share of the Institutional Money

Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one half of one percent, the Rule requires that the Board promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.

         The value of portfolio securities of (i) the Institutional U.S. Treasury Fund and the Institutional Cash Management Fund determined for the shadow pricing of such assets under Rule 2a-7(c)(7) will be determined according to the following Security Valuation Procedures:

                  A. If available, based on price obtained from one of the following independent pricing services: Muller Data Corporation, J.J. Kenney Co., Inc., Merrill Lynch & Co., Inc., Interactive Data Corporation, Bloomberg L.P., and Reuters Limited;

                  B.       If a security cannot be valued pursuant to paragraph
                           (A) hereof, based on quotes from at least two broker/dealers or market makers identified by the Funds' Adviser, such quotes to be obtained by the Funds' Fund Accountant, if such quotes are available; or

                  C.       If a security cannot be valued pursuant to paragraphs
                           (A) and (B) hereof, based on a price determined by the Funds' Pricing Committee.


         Securities, the principal market for which is not a securities exchange, will be valued based on bid quotations in such principal market. Short-term securities are valued at amortized cost, which approximates current value.

         The Pricing Committee conducts its pricing activities in the manner established by the Security Valuation Procedures. The Security Valuation Procedures are reviewed and approved by the Funds' Board of Trustees at least annually.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares in each Fund are sold on a continuous basis by BISYS Fund Services (the "Distributor"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from the Distributor, Shares may be purchased through financial institutions and intermediaries, broker-dealers, or similar entities, including affiliates or subsidiaries of the Distributor ("Participating Organizations") pursuant to contractual arrangements with the Distributor under the Funds' Distribution and Shareholder Services Plan. Customers purchasing Shares of the Funds may include officers, directors, or employees of the Adviser and its affiliates.


                                                                                    FEE TABLE
                                                                                    ---------

                                                 Intermediate   Intermediate Short-Term                          Growth  Small Cap
                                           Bond     Bond          Tax-free     Income       Equity    Balanced   Equity    Equity
                                           Fund     Fund         Bond Fund      Fund         Fund       Fund      Fund      Fund
                                           ----  ------------    ---------  ------------  ----------   --------   ------  -------

    SHAREHOLDER TRANSACTION EXPENSES(1)
    --------------------------------
    Maximum Sales Load
    Imposed on Purchases(2)                4.00%    3.00%          3.00%       2.00%       5.00%       5.00%      5.00%     5.00%
    (as a percentage of offering price)

    Maximum Sales Load Imposed
    on Reinvested Dividends                   0%       0%             0%          0%          0%          0%         0%        0%
    (as a percentage of offering price)

    Deferred Sales Load(3)                    0%       0%             0%          0%          0%          0%         0%        0%
    (as a percentage of original purchase
    price or redemption proceeds, if
    applicable)

    Redemption Fees(4)                        0%       0%             0%          0%          0%          0%         0%        0%
    (as a percentage of amount redeemed,
    if applicable)

    Exchange Fees                            $0       $0             $0          $0          $0          $0         $0        $0

    ------------

         (1) Participating organizations may charge a Customer's account fees for automatic investment and other investment and trust services provided in connection with investment in the Funds.

         (2) There may be no sales load imposed upon purchases of shares of the Funds by (1) investors who purchase through the Investment Adviser and who have an existing trust relationship with the Investment Adviser; (2) employees of the Investment Adviser or its affiliates; (3) each Trustee of the Funds and any employee of a company that constitutes the principal business activity of a Trustee; (4) employees of the Distributor and its affiliates; (5) orders placed on behalf of other investment companies distributed by The BISYS Group, Inc. or its affiliated companies; (6) existing Shareholders who own Shares in any of the Bond Investment Funds within their trust accounts and purchase additional Shares outside of their trust relationships; (7) investors within wrap accounts; (8) investors who purchase in connection with 401(k) plans, 403(b) plans, and other employer-sponsored, qualified retirement plans; and (9) investors who purchase in connection with non-transactional fee fund programs and programs offered by fee-based financial planners and other types of financial institutions.

         (3) A Contingent Deferred Sales Load of 1.00% for the Bond Fund, the Equity Fund, the Balanced Fund, the Growth Equity Fund, and the Small Cap Equity Fund, 0.75% for the Intermediate Bond Fund and Intermediate Tax-Free Bond Fund, and 0.50% for the Short-Term Income Fund will be assessed against the proceeds of any redemption request relating to Shares of that Fund which were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within one year of the date the Shares were purchased.

         (4) A wire redemption charge may be deducted from the amount of a wire redemption payment made at the request of a holder of Shares. The current charge, which is subject to change upon notice to Shareholders, is $15.00.

         The Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

         The Institutional Money Market Funds may redeem Shares involuntarily if redemption appears appropriate in light of the Funds' responsibilities under the 1940 Act. (See "VALUATION - The Money Market Funds" above for further information.)

                  MANAGEMENT AND SERVICE PROVIDERS OF THE FUNDS

    TRUSTEES AND OFFICERS
    ---------------------

         The names of the trustees and the officers of the Funds, their addresses, and principal occupations during the past five years are as follows:


                                 Position(s) Held        Principal Occupation
    Name, Address, and Age        With the Funds          During Past 5 Years
    ----------------------        --------------          -------------------
    Walter B. Grimm*, 54          Chairman,               From June, 1992 to present,
    3435 Stelzer Road             President, and          employee of BISYS Fund Services.
    Columbus, OH  43219           Trustee



    Michael J. Hall, 55           Trustee                 From September, 1998 to present, Vice
    10701 E. Ute Street                                   President Finance and Chief Financial
    Tulsa, Oklahoma  74116                                Officer and Director, Matrix Service
                                                          Company; from December 1995 to November,
                                                          1997, Vice President and Chief Financial
                                                          Officer, Worldwide Sports & Recreation,
                                                          Inc.; from January, 1994 to November, 1997,
                                                          Vice President and Chief Financial Officer,
                                                          Pexco Holdings, Inc.


    I. Edgar Hendrix, 54           Trustee                From June, 1983 to May, 1999, Vice President
    8 East 3rd Street                                     and Treasurer, Parker Drilling Co.; May 1999
    Tulsa, Oklahoma  74103                                to present, Financial Consultant.


    Perry A. Wimpey, 67            Trustee                From January, 1992 to present, Local Financial
    4843 S. 69th East Ave.                                and Regulatory Consultant.
    Tulsa, Oklahoma  74145

    Alaina V. Metz, 32             Assistant Secretary    From June, 1995 to present, employee of
    3435 Stelzer Road                                     BISYS Fund Services; from May 1989 to June
    Columbus, OH  43219                                   1995, Supervisor, Mutual Fund Legal
                                                          Department, Alliance Capital Management.

    Jeffrey Shiverdecker, 37       Treasurer              From July, 1996 to present, employee of
    3435 Stelzer Road                                     BISYS Fund Services; from December 1990 to
    Columbus, OH  43219                                   July 1996, Manager, Investor Fiduciary Trust
                                                          Company; from October 1980 to 1990,
                                                          Production Engineer, The Coca-Cola Company.

    Jeffrey Cusick, 40             Vice President and     From July, 1995 to present, employee of
    3435 Stelzer Road              Secretary              BISYS Fund Services; from September 1993 to
    Columbus, OH 43219                                    July 1995, Assistant Vice President,
                                                          Federated Administration Services; from 1989
                                                          to September 1993, Client Services Manager,
                                                          Federated Administration


                                                          Services.

    ----------------
    * Mr. Grimm is considered to be an "interested person" of the Funds as defined in the 1940 Act.

         The Trustees receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of an Adviser or the Administrator of the Funds receives any compensation from the Funds for acting as a Trustee. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices. BISYS receives fees from each Fund for acting as Administrator and may receive additional income under the Distribution Plan of the Funds.

                             COMPENSATION TABLE (1)
                             ----------------------

                                                                                           Total
                            Aggregate           Pension or                                 Compensation
                            Compensation        Retirement                                 from the
                            from the            Benefits              Estimated            American
                            American            Accrued As            Annual               Performance
    Name of Person,         Performance         Part of Fund          Benefits Upon        Funds Paid to
    Position                Funds               Expenses              Retirement           Trustee
    --------                -----               --------              ----------           -------

    Walter B. Grimm         $0                  None                  None                 $0
    Michael J. Hall         $9,250              None                  None                 $9,250
    Perry A. Wimpey         $9,250              None                  None                 $9,250
    I. Edgar Hendrix        $9,250              None                  None                 $9,250

    (1)  Figures are for the Funds' fiscal year ended August 31, 1999.

CODE OF ETHICS
--------------

         Each Fund, Bank of Oklahoma, N.A., and BISYS Fund Services have adopted codes of ethics ("Codes") under Rule 17j-1 of the Investment Company Act, and these Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by each Fund.

INVESTMENT ADVISER
------------------

         Investment advisory services are provided to each of the Funds by BOK, pursuant to an Investment Advisory Agreement.

         BOK, the largest trust company headquartered in the State of Oklahoma, is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Through its subsidiaries, BOK Financial provides a full array of trust, commercial banking and retail banking services. Its non-bank subsidiaries engage in various bank-related services, including mortgage banking and providing credit, life, accident, and health insurance on certain loans originated by its subsidiaries.

         BOK maintains offices in Oklahoma, Arkansas, Texas and New Mexico and offers a variety of services for both corporate and individual customers. Individual financial trust services include personal trust management, administration of estates, and management of individual investments and custodial accounts. For corporate clients, the array of services includes management, administration and recordkeeping of pension plans, thrift plans, 401(k) plans and master trust plans. BOK has experience in providing investment advisory service to the Funds and experience in managing collective investment funds with investment portfolios and objectives comparable to those of the Funds. BOK also serves as transfer agent and registrar for corporate securities, paying agent for dividends and interest, and indenture trustee of bond issues. At September 30, 1999, BOK had approximately $7.42 billion in assets under management.
         Subject to the general supervision of the Funds' Board of Trustees and in accordance with the investment objective and restrictions of each of the Funds, BOK reviews, supervises, and provides general investment advice regarding each of the Funds' investment programs. Subject to the general supervision of the Funds' Board of Trustees and in accordance with the investment objective and restrictions of each of the Funds, BOK makes all final decisions with respect to portfolio securities of each of the Funds, places orders for all purchases and sales of the portfolio securities of each of the Funds, and maintains each Fund's records directly relating to such purchases and sales.

         For the services provided and expenses assumed pursuant to the Investment Advisory Agreement with the Funds, the Adviser is entitled to receive a fee from each of the Funds, computed daily and paid monthly, based on the lower of (1) such fee as may, from time to time, be agreed upon in writing by the Funds and the Adviser or (2) the average daily net assets of each such Fund as follows: the Institutional U.S. Treasury Fund and the Institutional Cash Management Fund - fifteen one-hundredths of one percent (0.15%) annually; the U.S. Treasury Fund and the Cash Management Fund - forty one-hundredths of one percent (0.40%) annually; the Equity Fund and the Small Cap Equity Fund and the Growth Equity Fund - sixty- nine one-hundredths of one percent (0.69%) annually; the Balanced Fund -seventy-four one- hundredths of one percent (0.74%) annually; the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund and the Short-Term Income Fund - fifty-five one-hundredths of one percent (0.55%) annually. (See "SALES CHARGES," "DISTRIBUTION," and "GENERAL INFORMATION --Custodian and Transfer Agent.") BOK may periodically waive all or a portion of its fee with respect to any Fund to increase the net income of such Fund available for distribution as dividends.

         The Funds paid BOK the following fees for investment advisory services:


                                                   FISCAL YEAR ENDED
                                        August 31, 1999                August 31, 1998              August 31, 1997
                                        ---------------                ---------------              ---------------
                                               Additional                   Additional                      Additional
                                                 Amount                      Amount                          Amount
                                    Paid         Waived            Paid      Waived             Paid         Waived
                                    ----         ------            ----      ------             ----         ------

U.S. Treasury Fund             $1,664,869              $0      $1,495,245          $0         $984,884             $0
Cash Management Fund            1,862,255*        200,753       1,630,192*          0        1,476,099*             0
Bond Fund                         198,756         113,576         162,521      92,870          114,994         65,711
Intermediate Bond Fund            307,478         175,703         284,465     162,552          224,198        128,113
Intermediate Tax-Free Bond Fund   106,891          61,081         100,362      57,350           95,309         54,462
Short-Term Income Fund                  0         298,363               0     117,712                0         80,882
Equity Fund                       952,423         361,923         974,200     370,196          604,087        229,553
Balanced Fund                     161,661         226,590          46,817     236,504                0        196,422
Growth Equity Fund                580,464         220,577         287,102     109,099                -              -
Small Cap Equity Fund                   0          21,596               -           -                -              -
Aggressive Growth Fund             43,409          16,495         188,145      81,755          225,838         85,818

* Of this amount, AMR Investment Services, Inc. received $497,875 for the fiscal year ended August 31, 1999, $954,195 for the fiscal year ended August 31, 1998, and $553,537 for the fiscal year ended August 31, 1997.

         Until April 30, 1999, sub-investment advisory services were provided to the Cash Management Fund by AMR Investment Services, Inc. ("AMR") pursuant to a Sub-Investment Advisory Agreement between BOK and AMR. For the services provided and the expenses assumed pursuant to the Sub-Advisory Agreement, AMR received a fee from BOK, computed daily and paid monthly, at the annual rate of not less than fifteen one-hundredths of one percent (0.15%) nor more than forty one-hundredths of one percent (0.40%) of the average daily net assets of the Cash Management Fund.

         The Investment Advisory Agreement will continue in effect as to a particular Fund for successive one-year terms after the aforementioned date, if such continuance is approved at least annually by the Funds' Board of Trustees or by vote of a majority of the outstanding voting Shares of such Fund and a majority of the Trustees who are not parties to the Investment Advisory Agreement, or interested persons (as defined in 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose.

         The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding voting Shares of that Fund, or by the Investment Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the respective provider of services to the Funds in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Funds may include descriptions of the Adviser including, but not limited to, (i) a description of the adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the adviser's operations.

         DISTRIBUTION
         ------------

         Shares of the Funds are sold on a continuous basis by the Distributor for the Funds. Under the Funds' Amended and Restated Distribution and Shareholder Services Plan (the "Distribution Plan"), each of the Funds (with the exception of the institutional money market funds) will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one hundredths of one percent (0.25%) of its average daily net assets. The Distributor may use the distribution fee to provide distribution assistance with respect to the Funds' Shares or to provide Shareholder services to the holders of the Funds' Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies, and investment counselors, but not including banks), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or
(ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of Shareholder services. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plan will be made pursuant to an agreement between the Distributor and such bank, other financial institution or intermediary, broker- dealer, or affiliate or subsidiary of the Distributor (a "Servicing Agreement"; banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries which may enter into a Servicing Agreement are hereinafter referred to individually as a "Participating Organization"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of the Funds' Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of Shareholder services rendered to the Participating Organization's customers owning the Funds' Shares. Under the Distribution Plan, a Participating Organization may include the Funds' Advisers or their affiliates. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act).

         The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from the Funds the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year. The Distributor may periodically waive all or a portion of the distribution fee to increase the net income attributable to a Fund available for distribution as dividends to the Fund's Shareholders. To lower operating expenses, the Distributor may voluntarily reduce its fees under the Distribution Plan.

         The Distributor received the following amounts under the Distribution
Plan:


                                                   FISCAL YEAR ENDED

                                                              AUGUST 31, 1999                            AUGUST 31, 1998
                                                              ---------------                            ---------------
                                                      Additional                Additional                 Additional
                                                        Amount                    Amount                     Amount
                                             Paid       Waived         Paid       Waived         Paid        Waived
                                             ----       ------         ----       ------         ----        ------

    U.S. Treasury Fund                         $0   $1,040,542           $0     $934,531           $0      $615,553
    Cash Management Fund                        0    1,289,379            0    1,018,870            0       922,562
    Bond Fund                             141,969            0      116,086            0       82,138             0
    Intermediate Bond Fund                219,627            0      203,189            0      160,141             0
    Intermediate Tax-Free Bond Fund             0       76,352            0       71,687            0        68,078
    Short-Term Income Fund                 69,143       66,742            0       53,506            0        36,765
    Equity Fund                           476,212            0      487,100            0      302,044             0
    Balanced Fund                               0      131,166            0       95,717            0        66,359
    Growth Equity Fund                    290,232            0            -            -            -             -
    Small Cap Equity Fund                       0        7,824            -            -            -             -
    Aggressive Growth Fund                 21,704            -      112,919            0            -             -

         Substantially all of the amount received by the Distributor under the Distribution Plan during the last fiscal year, the periods from September 1, 1998 to August 31, 1999, was spent on compensation to dealers. BISYS retained 0.49% and spent this amount on printing and mailing of prospectuses. The total amount spent on compensation to dealers during the last fiscal year was $1,213,049. The total amount retained by BISYS during the last fiscal year was $5,838.

GLASS-STEAGALL ACT
------------------

         In 1971 the United States Supreme Court held in INVESTMENT COMPANY INSTITUTE V. CAMP that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or exerting control of a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM V. INVESTMENT COMPANY INSTITUTE that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the BOARD OF GOVERNORS case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.
         BOK believes that it possesses the legal authority to perform the investment advisory services that are contemplated by its Investment Advisory Agreement with the Funds and described in the Prospectuses and this Statement of Additional Information without violation of the Glass-Steagall Act. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict BOK, from continuing to perform such services for the Funds. Depending upon the nature of any changes in the services which could be provided by BOK, the Board of Trustees of the Funds would review the Funds' relationship with BOK, and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of BOK, or other banks serving as Participating Organizations under the Funds' Distribution and Shareholder Services Plan, in connection with Customer purchases of Shares of the Funds, such banks may be required to alter materially or discontinue the services offered by them to Customers under the Distribution and Shareholder Services Plan. It is not anticipated, however, that any change in the Funds' Distribution and Shareholder Services Plan would affect its net asset value per Share or result in financial losses to any Customer.

PORTFOLIO TRANSACTIONS
----------------------

         Pursuant to the Investment Advisory Agreement, subject to the general supervision of the Board of Trustees of the Funds and in accordance with each Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Institutional Money Market Funds, the Money Market Funds, and the Bond Funds usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions with respect to the Equity Funds on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Adviser generally seeks competitive spreads or commissions, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         During the fiscal year ended August 31, 1999, the Funds paid aggregate brokerage commissions as follows:

         Equity Fund                                          $558,258
         Aggressive Growth Fund                               $104,769
         Balanced Fund                                        $104,663
         Growth Equity Fund                                   $236,072
         Small Cap Equity Fund                                $ 25,692


         During the fiscal year ended August 31, 1998, the Funds paid aggregate brokerage commissions as follows:

         Equity Fund                                          $279,771
         Aggressive Growth Fund                               $118,045
         Balanced Fund                                        $ 56,206
         Growth Equity Fund                                   $ 61,297

         During the fiscal year ended August 31, 1997, the Funds paid aggregate brokerage commissions as follows:

         Equity Fund                                          $212,467
         Aggressive Growth Fund                               $ 37,432
         Balanced Fund                                        $ 26,379

         Allocation of transactions, including their frequency, to various dealers is determined by the Adviser with respect to the Funds it serves based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to the Adviser. Such information may be useful to the Adviser in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to such adviser in carrying out its obligations to the Funds.

         The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, the Distributor, or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of an Adviser with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Adviser. Any such other investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of the Adviser or their respective parents or subsidiaries or affiliates unless legally required to do so and, in dealing with its commercial customers, the Adviser and their respective parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.

ADMINISTRATOR
-------------

         BISYS Fund Services Ohio ("BISYS") serves as general manager and administrator (the "Administrator") to each Fund pursuant to the Management and Administration Agreement (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed under the Investment Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements for that Fund). The Administrator is a broker- dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc.

         Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of each Fund and to compute the net asset value and net income of those Funds on a daily basis, to maintain office facilities for the Funds, to maintain the Funds' financial accounts and records, and to furnish the Funds statistical and research data, data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Funds with respect to the Funds. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in all aspects of the Funds' operations other than those performed under the Investment Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         The Administrator receives a fee from each Fund for its services provided and expenses assumed pursuant to the Administration Agreement, calculated daily and paid monthly, at the annual rate of twenty one hundredths of one percent (0.20%) of each Fund's average daily net assets. The Administrator may periodically set its fees at less than the maximum allowable amount with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends.

         BISYS received the following fees for management and administrative services:


                                                   FISCAL YEAR ENDED

                                    August 31, 1999           August 31, 1998           August 31, 1997
                                    ---------------           ---------------           ---------------
                                         Paid                       Paid                      Paid
                                         ----                       ----                      ----

    U.S. Treasury Fund               $832,442                   $747,624                  $492,442
    Cash Management Fund              958,511                    815,098                   738,049
    Bond Fund                         113,576                     92,870                    65,711
    Intermediate Bond Fund            175,704                    162,552                   128,113
    Intermediate Tax-Free Bond Fund    61,081                     57,350                    54,462
    Short-Term Income Fund            108,497                     42,805                    29,412
    Equity Fund                       380,973                    389,681                   241,635
    Balanced Fund                     104,934                     76,574                    53,087
    Growth Equity Fund                232,188                    114,841                         -
    Small Cap Equity Fund               6,259                          -                         -
    Aggressive Growth Fund             14,453                     86,058                    90,335


         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

SUB-ADMINISTRATOR
-----------------

         Effective May 12, 1995, BOK became the Sub-Administrator to the Funds pursuant to an agreement between the Administrator and BOK. Pursuant to this agreement, BOK assumed many of the Administrator's duties, for which BOK receives a fee, paid by the Administrator, calculated at an annual rate of five one-hundredths of one percent (0.05%) of each Fund's average net assets.

         BOK received the following fees for Sub-Administration services:


                                                   FISCAL YEAR ENDED

                                    August 31, 1999           August 31, 1998           August 31, 1997
                                    ---------------           ---------------           ---------------
                                         Paid                       Paid                      Paid
                                         ----                       ----                      ----
    U.S. Treasury Fund                $20,611                   $373,811                  $123,111
    Cash Management Fund              239,628                    407,548                   184,512
    Bond Fund                          15,270                     63,848                    16,428
    Intermediate Bond Fund             27,124                    111,754                    32,028
    Intermediate Tax-Free Bond Fund    43,926                     39,428                    13,616
    Short-Term Income Fund             28,394                     29,428                     7,353
    Equity Fund                        26,234                    336,099                    60,409
    Balanced Fund                      95,243                     70,830                    13,272
    Growth Equity Fund                 58,047                     99,050                         -
    Small Cap Equity Fund               1,565                          -                         -
    Aggressive Growth Fund              2,891                     74,225                    22,584

DISTRIBUTOR
-----------

         BISYS serves as distributor to each of the Funds pursuant to its Distribution Agreement with the Funds.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT
---------------------------------------------

         Cash and securities owned by each of the Funds are held by BOK as custodian. Under the Custodian Agreement BOK (i) maintains a separate account or accounts in the name of each Fund; (ii) makes receipts and disbursements of money on behalf of each Fund; (iii) collects and receives all income and other payments and distributions on account of the Funds' portfolio securities; (iv) responds to correspondence from security brokers and others relating to its duties; and (v) makes periodic reports to the Funds' Board of Trustees concerning the Funds' operations. BOK may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Funds, provided that it shall remain liable for the performance of all of its duties under the Custodian Agreement.

         Under the Custodian Agreement, the Funds have agreed to pay BOK a custodian fee with respect to each Fund at an annual rate of three one hundredths of one percent (0.03%) of such Fund's average daily net assets. BOK is also entitled to be reimbursed by the Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. BOK may periodically set its custodian fees at less than the maximum allowable amount with respect to a Fund to increase the Fund's net income available for distribution as dividends.

         BISYS Fund Services Ohio, Inc. serves as transfer agent to each of the Funds pursuant to a Transfer Agency Agreement with the Funds. While BISYS Fund Services Ohio, Inc. is a distinct legal entity from BISYS Fund Services (each Fund's Administrator and Distributor), BISYS Fund Services Ohio, Inc. is considered to be an affiliated person of BISYS Fund Services under the 1940 Act due to, among other things, the fact that BISYS Fund Services Ohio, Inc. is owned by substantially the same persons that directly or indirectly own BISYS Fund Services. Under the Transfer Agency Agreement, BISYS Fund Services Ohio, Inc. has agreed: (i) to issue and redeem Shares of the Funds; (ii) to address and mail all communications by the Funds to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Funds' Board of Trustees concerning the Funds' operations.

         Under the Transfer Agency Agreement, the Funds have agreed to pay BISYS Fund Services Ohio, Inc. an annual fee of two one-hundredths of one percent (0.02%) of each Fund's average daily net assets. In addition to the annual per fund fee, BISYS is entitled to receive an annual per account fee of $15.00 for each IRA account and the following annual fees:


                                    RETAIL - LOAD                      RETAIL - NO-LOAD                   INSTITUTIONAL

    Daily Dividend:                 $25.00 per account                 $21.00 per account                 $17.00 per account
    Annual Dividend:                $23.00 per account                 $19.00 per account                 $15.00 per account

BISYS Fund Services Ohio, Inc. is also entitled to be reimbursed for out-of-pocket expenses in providing services under the Transfer Agency Agreement.

         BISYS Fund Services Ohio, Inc. serves as fund accountant for each Fund pursuant to a Fund Accounting Agreement with the Funds. As fund accountant for the Funds, BISYS Fund Services Ohio, Inc. prices the Funds' Shares, calculates the Funds' net asset value, and maintains the general ledger accounting records for each Fund. Under its Fund Accounting Agreement with the Funds, BISYS Fund Services Ohio, Inc. is entitled to receive a fee from each Fund as follows: three one-hundredths of one percent (0.03%) of average net assets up to $150 million; two one-hundredths of one percent (0.02%) of average net assets in excess of $150 million up to $250 million; one and one-half one-hundredths of one percent (0.015%) of average net assets in excess of $250 million. BISYS Fund Services Ohio, Inc. is also entitled to be reimbursed for out-of-pocket expenses in providing services under the Fund Accounting Agreement. BISYS Fund Services Ohio, Inc. may periodically set its fund accounting fees at less than the maximum allowable amount with respect to a Fund in order to increase the Fund's net income available for distribution as dividends.


AUDITORS
--------

         KPMG LLP, Two Nationwide Plaza, Columbus, Ohio, 43215, serves as independent public accountants for the Funds.

LEGAL COUNSEL
-------------

         Ropes & Gray, Suite 800 East, One Franklin Square, 1301 K Street, N.W., Washington, D.C. 20005 are counsel to the Funds.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES
---------------------


         Each Fund is a separate series of a Massachusetts business trust which was organized on October 1, 1987 and began active operations in August of 1990. The Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on October 2, 1987 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, with par value of $0.00001. The Funds currently comprise twelve series of Shares which represent interests in the Institutional U.S. Treasury Fund, the Institutional Cash Management Fund, the U.S. Treasury Fund, the Cash Management Fund, the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Short- Term Income Fund, the Equity Fund, the Balanced Fund, the Growth Equity Fund and the Small Cap Equity Fund. The Aggressive Growth Fund was liquidated on February 19, 1999. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Funds into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.


         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Funds, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical (in which case the Shareholders of the Funds will vote in the aggregate), or that the matter does not affect any interest of the Fund (in which case no vote by the Shareholders of the Fund in question will be required). Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Funds voting without regard to series.

SHAREHOLDER AND TRUSTEE LIABILITY
---------------------------------

         Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Funds, and that every written agreement, obligation, instrument, or undertaking made by the Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations.

         The Declaration of Trust states further that no Trustee, officer, or agent of the Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Funds' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Funds shall look solely to the assets of the trust for payment.

CALCULATION OF PERFORMANCE DATA
-------------------------------

         Yields based on the seven-day period ended August 31, 1999 (the "base period") were as follows:

         U.S. Treasury Fund                   4.54%
         Cash Management Fund                 4.75%

         Effective yields based on the base period were as follows:

         U.S. Treasury Fund                   4.64%
         Cash Management Fund                 4.87%


         Each Institutional Money Market Fund's and each Money Market Fund's seven-day yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the Fund over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). Each Institutional Money Market Fund's and each Money Market Fund's effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.


         Yields based on the thirty-day period ended August 31, 1999 ("30-day base period") were as follows:


    FUND                                    WITH SALES LOAD          WITHOUT SALES LOAD

    Bond Fund                                     6.09%                     6.34%
    Intermediate Bond Fund                        5.77%                     5.95%
    Intermediate Tax-Free Bond Fund               3.95%                     4.07%
    Short-Term Income Fund                        6.05%                     6.17%

         The 30-day yield of each Bond Fund is calculated by dividing the net investment income per-share earned during the 30-day base period by the maximum offering price per share on the last day of the period, according to the following formula:

               30-Day Yield = 2[(  a-b  +1) to the 6th power -1]
                                      -----
                                       cd

         In the above formula, "a" represents dividends and interest earned during the 30-day base period; "b" represents expenses accrued for the 30-day base period (net of reimbursements); "c" represents the average daily number of shares outstanding during the 30- day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the 30-day base period.

         The tax equivalent yield for the Intermediate Tax-Free Bond Fund is computed by dividing that portion of the Intermediate Tax Free Bond Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax-equivalent yield for the Intermediate Tax-Free Bond Fund will generally be computed based on an assumed effective Federal income tax rate of 39.6%.

         The average annual total return of each Bond Fund and Equity Fund is determined by calculating the change in the value of a hypothetical $1,000 investment in the Fund for each of the periods shown. Average annual total return for each Fund was computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. The resulting percentages indicated the positive or negative investment results that an investor would have experienced from changes in Share price and reinvestment of dividends and capital gains distributions. The total return data above are calculated assuming the imposition of the maximum sales charge for each respective Fund.

         The average annual total returns for the one-year period ended August 31, 1999 were as follows:

FUND                                WITH SALES LOAD        WITHOUT SALES LOAD

Bond Fund                               -4.21%                   -0.19%
Intermediate Bond Fund                  -1.28%                    1.73%
Intermediate Tax-Free Bond Fund         -2.82%                    0.19%
Short-Term Income Fund                   1.55%                    3.66%
Equity Fund                             21.54%                   27.92%
Balanced Fund                           12.60%                   18.51%
Growth Equity Fund                      35.10%                   42.19%
Small Cap Equity Fund                   -0.51%                    4.77%

           The average annual total returns for the five-year period ended August 31, 1999 were as follows:

FUND                                WITH SALES LOAD        WITHOUT SALES LOAD

Bond Fund                                5.52%                    6.39%
Intermediate Bond Fund                   5.13%                    5.78%
Intermediate Tax-Free Bond Fund          4.43%                    5.06%

Equity Fund                                 19.52%               20.74%
Growth Equity Fund                          26.38%               27.69%

         The average annual total returns for the period from commencement of operations through August 31, 1999 were as follows:


FUND                                    COMMENCEMENT OF OPERATIONS         WITH SALES LOAD        WITHOUT SALES LOAD

Bond Fund                               September 28, 1990                       5.29%                   5.73%
Intermediate Bond Fund                  September 28, 1990                       6.99%                   7.48%
Intermediate Tax-Free Bond Fund         May 29, 1992                             5.29%                   5.73%
Short-Term Income Fund                  October 19, 1994                         5.61%                   6.04%
Equity Fund                             September 28, 1990                      15.12%                  15.79%
Balanced Fund                           June 1, 1995                            14.28%                  15.67%
Growth Equity Fund(1)                   June 30, 1994                           26.15%                  27.41%
Small Cap Equity Fund                   February 17, 1999                       -0.51%*                  4.77%*

* Aggregate total return for the period.

(1) The performance data for the Growth Equity Fund includes the performance history of its predecessor fund, a common trust fund, for the period from June 30, 1994 until the Growth Equity Fund commenced operations on November 3, 1997. The predecessor fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the predecessor fund had been subject to such requirements under the 1940 Act and the Code its performance may have been adversely affected.

         Performance will fluctuate from time to time and is not necessarily representative of future results. Accordingly, a Fund's performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Performance is a function of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon Customer accounts by Participating Organizations will reduce a Fund's effective yield to customers.

PERFORMANCE COMPARISONS
-----------------------

         Investors may judge the performance of the Funds by comparing their performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as the Morgan Stanley Capital International EAFE Index and those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Shearson Lehman Brothers, Inc. and The Russell 2000 Index and to data prepared by Lipper, Inc., a widely recognized independent service which monitors the performance of mutual funds, Morningstar, Inc. and the Consumer Price Index. Comparisons may also be made to indices or data published in Donoghue's MONEY FUND REPORT of Holliston, Massachusetts 01746, a nationally recognized money market fund reporting service, Money Magazine, Forbes, Fortune, Ibbotson Associates, Inc., CDA/Wiesenberger, American Banker, Institutional Investor, Barron's, The Wall Street Journal, The Bond Buyer's Weekly 20-Bond Index, The Bond Buyer's Index, The Bond Buyer, The New York Times, Business Week, Pensions and Investments, U.S.A. Today and local newspapers. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

         From time to time, the Funds may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including but not limited to insured bank products, annuities, qualified retirement plans and individual stocks and bonds) which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. In addition, with respect to the Intermediate Tax-Free Bond Fund, the benefits of tax-free investments may be communicated to shareholders. For example, the Intermediate Tax-Free Bond Fund may present information on the yield that a taxable investment must earn at various income brackets to produce after-tax yields equivalent to those of the tax-exempt investments.
         The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.

         Morningstar, Inc., Chicago, Illinois, rates mutual funds on a one- to five-star rating scale with five stars representing the highest rating. Such ratings are based upon a fund's historical risk/reward ratio as determined by Morningstar relative to other funds in that fund's class. Funds are divided into classes based upon their respective investment objectives. The one- to five-star ratings represent the following ratings by Morningstar, respectively: Lowest, Below Average, Neutral, Above Average and Highest.

         Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund.

         Fees imposed on its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield to Customers.

MISCELLANEOUS
-------------

         The Funds are not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Funds are required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two- thirds of the outstanding Shares of the Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of the Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of the Funds stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Funds will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

         The Funds are registered with the SEC as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Funds.

         The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the Commission's website at http://www.sec.gov or from the Commission upon payment of the prescribed fee.

         The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.


         As of _____, 2000, Bank of Oklahoma, N.A. (Bank of Oklahoma Tower, One Williams Center, Tulsa, Oklahoma 74103) and its bank affiliates were the Shareholder of record of __% of the U.S. Treasury Fund's Shares, __% of the Cash Management Fund's Shares,__% of the Bond Fund's Shares, __% of the Intermediate Bond Fund's Shares,__% of the Intermediate Tax-Free Bond Fund's Shares, __% of the Short-Term Income Fund's Shares,__% of the Equity Fund's Shares,__% of the Balanced Fund's Shares,__% of the Growth Equity Fund's Shares, and __% of the Small Cap Equity Fund's Shares. As of _____, 2000 Bank of Oklahoma, N.A. and its bank affiliates possessed, on behalf of its underlying accounts, voting or investment power with respect to __% of the U.S. Treasury Fund's Shares, __%of the Cash Management Fund's Shares, __% of the Bond Fund's Shares,__% of the Intermediate Bond Fund's Shares, __% of the Intermediate Tax-Free Bond Fund's Shares, __% of the Short-Term Income Fund's Shares,__% of the Equity Fund's Shares, __% of the Balanced Fund's Shares, __% of the Growth Equity Fund's Shares, and __% of the Small Cap Equity Fund's Shares, and, as a consequence, Bank of Oklahoma, N.A. and its bank affiliates may be deemed to be a controlling person of each Fund under the 1940 Act.

         As of ________, 2000, the trustees and officers of the Funds, as a group, owned less than one percent of the Shares of each of the Funds.

         The following table indicates each additional person known by the Funds to own beneficially five percent (5%) or more of the Shares of the Funds as of _______, 2000:




                                               Amount of Beneficial            Percent
    Name and Address                            Ownership (Shares)             of Fund
    ----------------                            ------------------             -------

                                                U.s. Treasury Fund
                                                ------------------

    NABANK and Co.
    P.O. Box 2180
    Tulsa, OK  74192

                                               Cash Management Fund
                                               --------------------

    NABANK and Co.
    P.O. Box 2180
    Tulsa, OK  74192


                                                       Bond Fund
                                                       ---------


    NABANK and Co.
    P.O. Box 2180
    Tulsa, OK  74192

                                                Intermediate Bond Fund
                                                ----------------------

    NABANK and Co.
    P.O. Box 2180
    Tulsa, OK  74192

                                          Intermediate Tax-free Bond Fund
                                          -------------------------------

    NABANK and Co.
    P.O. Box 2180
    Tulsa, OK  74192

                                                Short Term Income Fund
                                                ----------------------

    NABANK and Co.
    All Reinvest Account
    P.O. Box 2180
    Tulsa, OK  74192

    NABANK and Co.
    Income
    Cash/CG/Reinvest
    P.O. Box 2180
    Tulsa, OK  74192

                                                    Equity Fund
                                                    -----------

    NABANK and Co.
    P.O. Box 2180
    Tulsa, OK  74192

                                                     Balanced Fund
                                                     -------------

    NABANK and Co.
    P.O. Box 2180
    Tulsa, OK  74192

                                                  Growth Equity Fund
                                                  ------------------

    NABANK and Co.
    P.O. Box 2180
    Tulsa, OK  74192

                                                 Small Cap Equity Fund
                                                 ---------------------

    NABANK and Co.
    P.O. Box 2180
    Tulsa, OK  74192


                              FINANCIAL STATEMENTS

         The Independent Auditors' Report, Financial Highlights, and Financial Statements included in the American Performance Funds' Annual Report for the fiscal year ended August 31, 1999, are incorporated by reference into this Statement of Additional Information. A copy of the Annual Report dated as of August 31, 1999 and the Semi-Annual Report dated as of February 28, 1999 may be obtained without charge by contacting the Distributor, BISYS Fund Services at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephoning toll-free at 1-800-762-7085.

                                    APPENDIX

         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch IBCA, and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high- grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Duff:

         AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA+      High credit quality.  Protection factors are strong.

         AA       Risk is modest but may vary slightly from time to
         AA-      time because of economic conditions.

         A+       Protection factors are average but adequate. However,
         A        risk factors are more variable and greater in periods
         A-       of economic stress.

Description of the three highest long-term debt ratings by Fitch IBCA (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA Obligations which have the highest rating assigned by Fitch IBCA. Capacity for timely repayment principal and interest is extremely strong relative to other obligors in the same country.

         AA Obligations for which capacity for timely repayment of principal and interest is very strong relative to other obligors in the same country. The risk attached to these obligations differs only slightly from the country's highest rated debt.

         A Obligations for which capacity for timely repayment of principal and interest is strong relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                                  -Leading market positions in well-established industries.

                                  -High rates of return on funds employed.

                                  -Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                                  -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                                  -Well-established access to a range of
                                  financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

         A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Duff's description of its three highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Fitch IBCA's description of its three highest short-term debt ratings:

         Fl Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

         F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as 'Al' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

         F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

Short-term Loan/municipal Note Ratings
--------------------------------------

Moody's description of its two highest short-term loan/municipal note ratings:

    MIG-1/VMIG-1                    This designation denotes best quality. There
                                    is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

    MIG-2/VMIG-2                    This designation denotes high quality.
                                    Margins of protection are ample although not so large as in the preceding group.

Short-term Debt Ratings
-----------------------

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                             REGISTRATION STATEMENT
                                       OF
                           AMERICAN PERFORMANCE FUNDS
                                       ON
                                    FORM N-1A

PART C. OTHER INFORMATION

Item 23. EXHIBITS

         (a) Agreement and Declaration of Trust dated October 1, 1987, as amended and restated on August 20, 1990 is incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31,
                      1990).

         (b)(1) Bylaws as approved and adopted by Registrant's Board of Trustees is incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

         (b)(2) Certified Resolution of the Registrant's Board of Trustees amending the Registrant's Bylaws as adopted by a unanimous vote at a meeting of the Board of Trustees on October 25, 1991 is incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed November 26, 1991).

         (b)(3) Certified Resolution of the Registrant's Board of Trustees amending the Registrant's Bylaws as adopted by a unanimous vote at a meeting of the Board of Trustees on October 25, 1991 is incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed November 26, 1991).

         (c)          Article III, Section 4 and 5, Article V, Article VIII,
                      Section 4, and Article IX, Sections 1, 4, 5 and 7 of the Agreement and Declaration of Trust dated October 1, 1987, as amended and restated on August 20, 1990 is incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31,
                      1990).

                      Article 9, Article 10, Section 6 and Article 11 of the Bylaws as approved and adopted by Registrant's Board of Trustees is incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

         (d)(1) Investment Advisory Agreement between Registrant and Bank of Oklahoma, N.A. (formerly BancOklahoma Trust Company) dated October 1, 1994 is incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 11 to the Funds' Registration Statement (filed February 13, 1995).

         (d)(2) Investment Advisory Agreement between Registrant and Bank of Oklahoma, N.A. dated July 25, 1997 is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 20 to the Funds' Registration Statement (filed October 29, 1999).

         (d)(3) Sub-Investment Advisory Agreement between Bank of Oklahoma, N.A. and AMR Investment Services, Inc. dated June 16, 1997 is incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 16 to the Funds' Registration Statement (filed December 17, 1997).

         (d)(4) Amended Schedule A dated January 21, 1999 to the Investment Advisory Agreement between Registrant and Bank of Oklahoma, N.A. dated July 25, 1997 is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 20 to the Funds' Registration Statement (filed October 29, 1999).

         (e)(1) Distribution Agreement between Registrant and BISYS Fund Services, LP (formerly, The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 6 to the Funds' Registration Statement (filed December 7, 1993).

         (e)(2) Amended Schedules A and B dated January 21, 1999 to Distribution Agreement between Registrant and BISYS Fund Services, LP (formerly, The Winsbury Company Limited Partnership) dated October 1, 1993 are incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 20 to the Funds' Registration Statement (filed October 29, 1999).

         (f)          None.

         (g)(1) Custodian Agreement between Registrant and Bank of Oklahoma, N.A. is incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

         (g)(2) Amended Schedule A dated January 21, 1999 to Custodian Agreement dated September 5, 1990 between Registrant and Bank of Oklahoma,

                      N.A. is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 20 to the Funds' Registration Statement (filed October 29, 1999).

         (h)(1) Management and Administration Agreement between Registrant and BISYS Fund Services, LP (formerly The Winsbury Company Limited Partnership) dated September 5, 1990, as amended and restated on May 12, 1995, is incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 13 to the Funds' Registration Statement (filed October 31, 1995).

         (h)(2) Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated September 15, 1999 is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 20 to the Funds' Registration Statement (filed October 29, 1999).

         (h)(3) Transfer Agency and Shareholder Service Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly, The Winsbury Service Corporation) is incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31,
                      1990).

         (h)(4) Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated September 15, 1999 is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 20 to the Funds' Registration Statement (filed October 29, 1999).

         (h)(5) Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly, The Winsbury Service Corporation) dated September 5, 1990, as amended and restated May 12, 1995, is incorporated by reference to
                      Exhibit 9(d) to Post-Effective Amendment No. 15 to the Funds' Registration Statement (filed June 24, 1997).

         (h)(6) Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated September 15, 1999, is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 20 to the Funds' Registration Statement (filed October 29, 1999).

         (h)(7) Sub-Administration Agreement between BISYS Fund Services, Limited Partnership and Bank of Oklahoma, N.A. dated July 25, 1997 is incorporated by reference to Exhibit 9(f) to Post-Effective Amendment No. 16 to the Funds' Registration Statement (filed December 17, 1997).

         (h)(8) Sub-Administration Agreement between BISYS Fund Services, Ohio, Inc. and Bank of Oklahoma, N.A. dated September 15, 1999, is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 20 to the Funds' Registration Statement (filed October 29, 1999).

         (i)          Opinion of Ropes & Gray is filed herewith.

         (j)(2)       Consent of Ropes & Gray is filed herewith.

         (k)          Omitted Financial Statements:  None.

         (l) Purchase Agreement dated August 3, 1990 between Registrant and Winsbury Associates is incorporated by reference to
                      Exhibit 13 to Post-Effective Amendment No. 1 to the
                      Funds' Registration Statement (filed October 31, 1990).

         (m)(1) Amended and Restated Distribution and Shareholder Services Plan dated October 1, 1993 is incorporated by reference to
                      Exhibit 15(a) to Post-Effective Amendment No. 7 to the Funds' Registration Statement (filed December 16, 1993).

         (m)(2) Servicing Agreement with Respect to Shareholder Services to be utilized in connection with Distribution and Shareholder Services Plan is incorporated by reference to
                      Exhibit 15(b) to Pre-Effective Amendment No. 1 to the Funds' Registration Statement (filed August 29, 1990).

         (m)(3) Servicing Agreement with Respect to Distribution Assistance and Shareholder Services to be utilized in connection with Distribution and Shareholder Services Plan is incorporated by reference to Exhibit 15(c) to Pre-Effective Amendment No. 1 to the Funds' Registration Statement (filed August 29, 1990).

         (m)(4) Amended Schedule A to Amended and Restated Distribution and Shareholder Services Plan dated October 1, 1993, is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 20 to the Funds' Registration Statement (filed October 29, 1999).

         (o)          None.


         (p)(1)       Code of Ethics for the American Performance Funds.

         (p)(2)       Code of Ethics for Bank of Oklahoma, N.A.

         (p)(3)       Code of Ethics for BISYS Fund Services.



    Item 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                      REGISTRANT

         There are no persons controlled or under common control with the Registrant.

    Item 25.          Indemnification

         Article VIII of Registrant's Agreement and Declaration of Trust, filed or incorporated by reference as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of Registrant's principal underwriter is provided for in the Agreement between Registrant and that service provider as filed or incorporated by reference as Exhibits hereto. As of the effective date of this Registration Statement, Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    Item 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Bank of Oklahoma, N.A. ("BOK") serves as Registrant's investment adviser.

         To the knowledge of Registrant, none of the directors or officers of BOK except those set forth below is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors of BOK who are engaged in any other business, profession, vocation or employment of a substantial nature.







                                              BANK OF OKLAHOMA, N.A.

Name and Position With                    Other
Bank of Oklahoma                          Substantial                                    Type of
N.A.                                      Occupation                                     Business
---------------------                     ----------                                     --------

W. Wayne Allen                            Chairman and Chief Executive Officer,          Oil
Director                                  Phillips Petroleum Company, 18 Phillips
                                          Building, Bartlesville, OK 74004

Keith E. Bailey                           Chairman, President and Chief Executive        Oil, Gas and
Director                                  Officer, The Williams Companies, Inc.,         Telecommunications
                                          P.O. Box 2400, Tulsa, OK 74102

Glenn A. Cox                              (Retired President and Chief Operating         Oil
Director                                  Officer, Phillips Petroleum Company),
                                          401 SE Dewey, Suite 318, Bartlesville,
                                          OK 74003

Dr. Robert H. Donaldson                   (Former President, University of Tulsa),       Education
Director                                  6449 S. Richmond, Tulsa, OK 74136


James O. Goodwin                          Chief  Executive Officer, The Oklahoma         Publishing
Director                                  Eagle Publ. Co., 624 East Archer, Tulsa,
                                          OK 74120

D. Joseph Graham                          Vice President and Chief Financial             Oil
Director                                  Officer, Kaiser-Francis Oil Company,
                                          P.O. Box 21468, Tulsa, OK 74121-1468

V. Burns Hargis                           None
Director and Vice Chairman

Eugene A. Harris                          None
Director and Executive
Vice President

E. Carey Joullian IV                     President, Mustang Fuel Corporation,            Energy
Director                                 2000 Classen Blvd., 800E, Oklahoma
                                         City, OK 73106-6036

George  B. Kaiser                        President and Owner, Kaiser-Francis Oil         Oil
Director and                             Co., P.O. Box 21468, Tulsa, OK  74121-
Chairman of the Board                    1468

David R. Lopez                           President, Oklahoma Southwestern Bell           Telecommunications
Director                                 Telephone, 800 North Harvey, Oklahoma
                                         City, OK 73102

Stanley  A. Lybarger                     None
Director, President and
Chief Executive Officer

                                         (Retired Chairman and Chief Executive           Oil
Frank A. McPherson                       Officer Kerr-McGee Corporation), The
Director                                 Oil Center, 2601 Northwest Expressway,
                                         Suite 805E, Oklahoma City, OK 73112


J. Larry Nichols                         Chief Executive Officer and President,              Energy
Director                                 Devon Energy Corporation, 20 North
                                         Broadway, Suite 1500, Oklahoma City,
                                         OK 73102-8260

James W. Pielsticker                     President, Arrow Trucking Company,                  Trucking
Director                                 4230 South Elwood, P.O. Box 3750,
                                         Tulsa, OK 74101

E.C. "Kip" Richards                      Senior Vice President of Operations,                Oil
Director                                 Sooner Pipe and Supply Corporation,
                                         MidContinent Tower, 10th Floor, 401 S.
                                         Boston, Tulsa, OK 74103

L. Francis Rooney, III                   Chairman and Chief Executive Officer,               Construction
Director                                 Manhattan Construction Company, 111
                                         W. 5th Street, Suite 1000, Tulsa, OK
                                         74103-4253

James A. White                           None
Director, Executive Vice
President and Chief
Financial Officer



The address of Bank of Oklahoma, N.A. is P.O. Box 2300, Tulsa, Oklahoma 74192

The address of the BOK Financial Corporation is One Williams Center, Bank of Oklahoma Tower, Tulsa, Oklahoma 74192

    Item 27.  PRINCIPAL UNDERWRITER

         (a) BISYS Fund Services, Limited Partnership acts as distributor and administrator for Registrant. BISYS Fund Services also distributes the securities of the following investment companies: Alpine Equity Trust, AmSouth Mutual Funds, The BB&T Funds, The Coventry Group, ESC Strategic Funds, Inc., The Eureka Funds, Fifth Third Funds, Governor Funds, Hirtle Callaghan Trust, HSBC Funds Trust, HSBC Mutual Funds Trust, The Infinity Mutual Funds, Inc., INTRUST Funds Trust, Magna Funds, Mercantile Mutual Funds, Inc., Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Pacific Capital Funds, Puget Sound Alternative Investment Series Trust, The Republic Funds Trust, The Republic Advisor Funds Trust, Sefton Funds, The Sessions Group, SSgA International Liquidity Fund, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds, and Vintage Mutual Funds, Inc.

         (b) Partners of BISYS Fund Services as of the date of this Part C are as follows:

                                         Positions and                       Positions and
    Name and Principal                   Offices with                        Offices with
    Business Address                     BISYS Fund Services                 Registrant
    -------------------                  -------------------                 ---------------

    BISYS Fund Services, Inc.            Sole General Partner                None
    3435 Stelzer Road
    Columbus, Ohio 43219

    WC Subsidiary Corporation            Sole Limited Partner                None
    150 Clove Road
    Little Falls, NJ 07424

Each of these corporations is a subsidiary of The BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424.

    Item 28.      LOCATION OF ACCOUNTS AND RECORDS

         (1) Bank of Oklahoma, N.A. , Bank of Oklahoma Tower, Tulsa, Oklahoma 74103 (records relating to its functions as Investment Adviser).

         (2) AMR Investment Services, Inc., P.O. Box 619003, Dallas/Ft. Worth Airport, Texas 75261-9003 (records relating to its function as former Sub-Investment Adviser).

         (3) BISYS Fund Services, LP, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as Administrator and Distributor).

         (4) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219 (records relating to its functions as Transfer Agent and Fund Accountant).

         (5) Bank of Oklahoma, N.A., Bank of Oklahoma Tower, Tulsa, Oklahoma 74103 (records relating to its functions as Custodian).

         (6) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (Agreement and Declaration of Trust, Bylaws and Minute Books).

    Item 29.      MANAGEMENT SERVICES

         N/A.

    Item 30.      UNDERTAKINGS

         (a) Registrant undertakes to call a meeting of shareholders, at the request of holders of 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

         (b) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment No. 22 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Washington, District of Columbia on the 25th day of September 2000.


                                                      American Performance Funds
                                                      Registrant

                                                      */s/Walter B. Grimm
                                                      --------------------------
                                                      Walter B. Grimm
                                                      President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 22 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.



Signature                                  Title                                Date
---------                                  -----                                ----

                                           Chairman, President
*/s/Walter B. Grimm                        and Trustee                          September 25, 2000
-------------------
    Walter B. Grimm

*/s/Jeffrey Shiverdecker                   Treasurer                            September 25, 2000
------------------------
    Jeffrey Shiverdecker

*/s/Michael J. Hall                        Trustee                              September 25, 2000
-------------------
    Michael J. Hall

*/s/Perry A. Wimpey                        Trustee                              September 25, 2000
-------------------
    Perry A. Wimpey

*/s/I. Edgar Hendrix                       Trustee                              September 25, 2000
--------------------
  I. Edgar Hendrix



* By: /s/Alan G. Priest
-----------------------
 Alan G. Priest, As
 Attorney-in-Fact Pursuant
 to Powers of Attorney Filed Herewith.

                                POWER OF ATTORNEY
                                -----------------


         Michael J. Hall, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



    Dated:  July 25, 1997                         /s/ Michael J. Hall
                                             ------------------------
                                                   Michael J. Hall

                                POWER OF ATTORNEY
                                -----------------

         Perry A. Wimpey, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



    Dated:  July 25, 1997                         /s/ Perry A. Wimpey
                                             ------------------------
                                                    Perry A. Wimpey

                                POWER OF ATTORNEY
                                -----------------

         I. Edgar Hendrix, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



    Dated:  July 25, 1997                         /s/ I. Edgar Hendrix
                                             -------------------------
                                                  I. Edgar Hendrix

                                POWER OF ATTORNEY
                                -----------------

         Walter B. Grimm, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



    Dated:  July 25, 1997                         /s/ Walter B. Grimm
                                             ------------------------
                                                  Walter B. Grimm

                                POWER OF ATTORNEY
                                -----------------

         Jeffrey Shiverdecker, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



    Dated:  October 29, 1999                            /s/ Jeffrey Shiverdecker
                                                      --------------------------
                                                           Jeffrey Shiverdecker

                                  EXHIBIT INDEX

  EXHIBIT
    NO.                               DESCRIPTION                      PAGE NO.
---------                             -----------                      --------

   (i)            Opinion of Ropes & Gray.

   (j)(2)         Consent of Ropes & Gray.


   (p)(1)         Code of Ethics for American Performance Funds

   (p)(2)         Code of Ethics for Bank of Oklahoma, N.A.

   (p)(3)         Code of Ethics for BISYS Funds Services